Remuneration and other benefits paid to the Bank’s directors and senior managers - Remuneration of the board members as representatives of the Bank (Details) - 12 months ended Dec. 31, 2024
€ in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands
	EUR (€)	USD ($)	BRL (R$)	GBP (£)
Homaira Akbari | Santander Consumer USA Holdings Inc.
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	€ 96	$ 100
Homaira Akbari | DCB Europe
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
Henrique de Castro | DCB Europe
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Compensation received as strategic adviser	1,750
José Antonio Álvarez | DCB Europe
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	200
José Antonio Álvarez | Banco Santander (Brasil) S.A.
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	183		R$ 1,135
Pamela Walkden | Santander UK PLC and Santander UK Group Holdings
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	129			£ 109
Luis Isasi | Santander Spain and Banco Santander
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	€ 1,000